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June 9, 2004


VIA EDGAR


The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street
Washington, D.C. 20549-0506


Subject:  GE Life and Annuity Assurance Company
          GE Life & Annuity Separate Account III
          SEC File Nos. 333-37856; 811-05054
          CIK No. 0000811293

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Life and Annuity Assurance Company (the "Company") and GE Life & Annuity Separate Account III (the "Separate Account"), we certify that the form of the prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to the Registration Statement which was filed electronically and became effective June 4, 2004.

Please contact the undersigned at (804) 281-6910 with any questions regarding this filing.


Sincerely,

/s/ Heather Harker
Heather Harker
Vice President, Associate General Counsel
  and Assistant Secretary